STOCKHOLDERS’ EQUITY (Details) - Schedule of the reduction in the exercise price was determined using a black scholes valuation model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of The Reduction In The Exercise Price Was Determined Using ABlack Scholes Valuation Model Abstract
Revised exercise price (in Dollars per share)		$ 0.15
Original exercise price (in Dollars per share)		$ 0.24
Risk free interest rate		1.27%
Expected life		9 years 7 months 6 days
Expected volatility of underlying stock		210.40%
Expected dividend rate	0.00%	0.00%